Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 1,677,742
Due from one year to five years	7,438,053
Due from five years to ten years	8,035,027
Due after ten years	6,694,510
Held-to-maturity debt securities, Amortized cost	23,845,332	¥ 23,272,185
Held-to-maturity debt securities, Fair value:
Due in one year or less	1,670,627
Due from one year to five years	7,286,660
Due from five years to ten years	7,679,672
Due after ten years	6,576,049
Held-to-maturity debt securities, Fair value	23,213,008	22,646,993
Available-for-sale debt securities, Fair value:
Due in one year or less	12,677,320
Due from one year to five years	5,636,464
Due from five years to ten years	4,848,036
Due after ten years	2,049,679
Available-for-sale debt securities, Fair value	¥ 25,211,499	¥ 30,413,168